Share capital, share premium and shares held in treasury (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and shares held in treasury
Summary of called up share capital issued and fully paid

RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID		2021		2022
	No. of shares	£m	No. of shares	£m
At start of year	1,982,299,312	286	1,984,961,632	286
Issue of ordinary shares	2,662,320	–	1,918,456	–
Cancellation of ordinary shares	–	–	(52,000,000)	(7)
At end of year	1,984,961,632	286	1,934,880,088	279

Summary of share capital

NUMBER OF ORDINARY SHARES	Year ended 31 December
	2021			2022
	Shares in			Shares in
	issue net of			issue net of
	treasury	Shares in	Treasury	treasury
	shares*	issue	shares	shares*
	(millions)	(millions)	(millions)	(millions)
RELX PLC
At start of year	1,926.0	1,985.0	(55.6)	1,929.4
Issue of ordinary shares	2.7	1.9	–	1.9
Repurchase of ordinary shares	–	–	(21.7)	(21.7)
Net release/(purchase) of shares by the Employee Benefit Trust	0.7	–	(0.1)	(0.1)
Cancellation of ordinary shares	–	(52.0)	52.0	–
At end of year	1,929.4	1,934.9	(25.4)	1,909.5